Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM U.S. Government Portfolio
Risk/Return Supplement [Text Block]	ck0000949881_SupplementTextBlock

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio
TDAM U.S. Government Portfolio
TDAM Municipal Portfolio
TDAM California Municipal Money Market Portfolio
TDAM New York Municipal Money Market Portfolio

(each, a "Fund" and collectively, the "Funds")

Supplement dated December 7, 2016
to the Summary Prospectus of each Fund, each dated October 5, 2016, to the Prospectus (the "Prospectus") and
the Statement of Additional Information (the "SAI"),
each dated October 4, 2016

Effective December 7, 2016:

The "TDAM Money Market Portfolio" is renamed "TD Money Market Portfolio";

The "TDAM U.S. Government Portfolio" is renamed "TD U.S. Government Portfolio";

The "TDAM Municipal Portfolio" is renamed "TD Municipal Portfolio";

The "TDAM California Municipal Money Market Portfolio" is renamed "TD California Municipal Money Market Portfolio"; and

The "TDAM New York Municipal Money Market Portfolio" is renamed "TD New York Municipal Money Market Portfolio".

Accordingly, effective December 7, 2016, all references in the Prospectus and SAI to "TDAM Money Market Portfolio", "TDAM U.S. Government Portfolio" , "TDAM Municipal Portfolio", "TDAM California Municipal Money Market Portfolio", and "TDAM New York Municipal Money Market Portfolio" are replaced with the "TD Money Market Portfolio", "TD U.S. Government Portfolio", "TD Municipal Portfolio", "TD California Municipal Money Market Portfolio", and "TD New York Municipal Money Market Portfolio", respectively.

Supplement Closing [Text Block]	ck0000949881_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE